UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, November 12, 2010

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $460,063


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    26389   621055 SH       Sole                   602980             18075
AMER EXPRESS                   COM              025816109    26192   623175 SH       Sole                   603725             19450
ANSYS INC                      COM              03662Q105     8543   202200 SH       Sole                   201600               600
APOLLO GROUP                   COM              037604105     6299   122670 SH       Sole                   118295              4375
BANK OF AMERICA                COM              060505104     3714   283465 SH       Sole                   275131              8334
BERKSHIRE HATH A               COM              084670108      248        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    63501   768037 SH       Sole                   746237             21800
CABOT OIL & GAS                COM              127097103      677    22500 SH       Sole                    22500
CATHAY GENERAL                 COM              149150104      995    83700 SH       Sole                    83700
CHUBB CORP                     COM              171232101     2849    50000 SH       Sole                    50000
CINTAS CORP                    COM              172908105     4546   165000 SH       Sole                   165000
COCA COLA                      COM              191216100    27595   471545 SH       Sole                   459345             12200
CONOCOPHILLIPS                 COM              20825c104    19607   341410 SH       Sole                   334410              7000
CORINTHIAN COLL                COM              218868107     3585   510625 SH       Sole                   494250             16375
DELL INC                       COM              24702R101     9721   749500 SH       Sole                   725900             23600
DRESSER-RAND GRP               COM              261608103     4936   133800 SH       Sole                   133800
DUCKWALL-ALCO                  COM              264142100     2130   165000 SH       Sole                   165000
EASTERN INSUR                  COM              276534104     1788   172100 SH       Sole                   172100
EDUCATION MGMT                 COM              28140m103      429    29200 SH       Sole                    29200
EQUITY LIFESTYLE               COM              29472R108     1634    30000 SH       Sole                    30000
FLUOR CORP                     COM              343412102     4953   100000 SH       Sole                   100000
GARTNER INC                    COM              366651107    20724   703950 SH       Sole                   683625             20325
GENERAL ELECTRIC               COM              369604103    18292  1125686 SH       Sole                  1095586             30100
GP STRATEGIES                  COM              36225V104     3114   342600 SH       Sole                   342600
HAMPDEN BANCRP                 COM              40867E107     1251   125700 SH       Sole                   125700
ITT EDUCATNL SVC               COM              45068B109     4216    60000 SH       Sole                    60000
JOHNSON & JOHNSN               COM              478160104    19178   309528 SH       Sole                   299140             10388
KRAFT FOODS                    COM              50075N104    14044   455100 SH       Sole                   445050             10050
LANCASTR COLONY                COM              513847103     4052    85300 SH       Sole                    85300
LOEWS CORP                     COM              540424108     2842    75000 SH       Sole                    75000
MACK-CALI REALTY               COM              554489104     1963    60000 SH       Sole                    60000
MARINE PRODUCTS                COM              568427108     2048   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104     9451    42190 SH       Sole                    40965              1225
MEDTRONIC INC                  COM              585055106     3358   100000 SH       Sole                   100000
MICROSOFT                      COM              594918104     5902   241000 SH       Sole                   241000
MORNINGSTAR                    COM              617700109     4093    91856 SH       Sole                    91856
OMEGA FLEX                     COM              682095104     6904   483464 SH       Sole                   459539             23925
PATTERSON COS                  COM              703395103    11122   388205 SH       Sole                   375030             13175
PETROHAWK ENRG                 COM              716495106     2421   150000 SH       Sole                   150000
PHH CORP                       COM              693320202     1558    73973 SH       Sole                    72030              1943
PLUM CREEK TMBR                COM              729251108     1412    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    15291   254985 SH       Sole                   248735              6250
RANGE RESOURCES                COM              75281A109      477    12500 SH       Sole                    12500
ROFIN-SINAR TECH               COM              775043102     2891   113900 SH       Sole                   113900
SOWESTERN ENRGY                COM              845467109     8919   266715 SH       Sole                   258815              7900
STRYKER CORP                   COM              863667101     3854    77000 SH       Sole                    77000
TERADATA CORP                  COM              88076w103     6170   160000 SH       Sole                   160000
THOR INDUSTRIES                COM              885160101     5611   168000 SH       Sole                   168000
ULTRA PETROLEUM                COM              903914109     1049    25000 SH       Sole                    25000
US BANCORP                     COM              902973304     7428   343550 SH       Sole                   330550             13000
VARIAN MEDICAL                 COM              92220p105     4537    75000 SH       Sole                    75000
WASHINGTON POST                COM              939640108    10554    26425 SH       Sole                    25592               833
WEIGHT WATCHERS                COM              948626106    13589   435680 SH       Sole                   424905             10775
WELLS FARGO                    COM              949746101    21415   852680 SH       Sole                   828988             23692